Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related Party Disclosures	Related Party Disclosures
The consolidated financial statements include the following subsidiaries which are all wholly owned, except for Advanced Mask Technology Centre GmbH & Co. KG, Maskhouse Building Administration GmbH & Co. KG, Advanced Mask Technology Center Verwaltungs GmbH, and Maskhouse Building Administration Verwaltungs GmbH which are fully consolidated in our financial statements as GlobalFoundries has controlling power over their operations:

Subsidiary	Jurisdiction of Incorporation or Organization	December 31, 2025	December 31, 2024	December 31, 2023
GLOBALFOUNDRIES Dresden Module One LLC	United States	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC	United States	X	X	X
GLOBALFOUNDRIES Innovation LLC (formerly GLOBALFOUNDRIES Innovation Investments LLC)	United States	X	X	X
GLOBALFOUNDRIES Investments LLC	United States	X	X	X
GLOBALFOUNDRIES U.S. Inc.	United States	X	X	X
GLOBALFOUNDRIES U.S. 2 LLC	United States	X	X	X
GLOBALFOUNDRIES Borrower LLC	United States	X	X	X
GF Power LLC	United States	X	X	X
GlobalFoundries MIPS Inc.	United States	X	N/A	N/A
MIPS Holding, Inc.	United States	X	N/A	N/A
MIPS Tech, Inc.	United States	X	N/A	N/A
Hellosoft, Inc.	United States	X	N/A	N/A
Imagination Technologies, Inc.	United States	X	N/A	N/A
Caustic Graphics, Inc.	United States	X	N/A	N/A
MIPS Tech, LLC	United States	X	N/A	N/A
InfiniLink Inc.	United States	X	N/A	N/A
Tagore Technology Inc.	United States	X	X	N/A
GLOBALFOUNDRIES Finance Inc.	Cayman Islands	X	X	X
GLOBALFOUNDRIES France SAS	France	X	X	X
GLOBALFOUNDRIES Dresden Module One Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module One LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Management Services LLC & Co. KG	Germany	X	X	X
Advanced Mask Technology Center GmbH & Co. KG (50%)	Germany	X	X	X
Maskhouse Building Administration GmbH & Co. KG (50%)	Germany	X	X	X
Advanced Mask Technology Center Verwaltungs GmbH (50%)	Germany	X	X	X
Maskhouse Building Administration Verwaltungs GmbH (50%)	Germany	X	X	X
GLOBALFOUNDRIES Europe Sales & Support GmbH	Germany	X	X	X
GLOBALFOUNDRIES Engineering Private Limited	India	X	X	X
MIPS Embedded Technologies Private Limited	India	X	N/A	N/A
Tagore Technology Private Limited	India	X	X	N/A
GLOBALFOUNDRIES Japan Ltd.	Japan	X	X	X
GLOBALFOUNDRIES Malaysia Sdn. Bhd.	Malaysia	X	X	X
GLOBALFOUNDRIES (Netherlands) Coöperatief U.A.	The Netherlands	X	X	X
GLOBALFOUNDRIES Netherlands Holding B.V.	The Netherlands	X	X	X
GLOBALFOUNDRIES Bulgaria EAD	Bulgaria	X	X	X
Advanced Micro Foundry Pte. Ltd.	Singapore	X	N/A	N/A
GF Asia Investments Pte. Ltd.	Singapore	X	X	X
GF Asia Sales Pte. Ltd.	Singapore	X	X	X
GLOBALFOUNDRIES Singapore Pte. Ltd.	Singapore	X	X	X
Silicon Manufacturing Partners Pte Ltd	Singapore	X	N/A	N/A
GLOBALFOUNDRIES Taiwan Ltd.	Taiwan	X	X	X
GLOBALFOUNDRIES Europe Ltd.	United Kingdom	X	X	X
GA (Chengdu) Technology Co., Limited	China	N/A	X	X
GLOBALFOUNDRIES China (Beijing) Co., Limited	China	X	X	X
GLOBALFOUNDRIES China (Shanghai) Co., Limited	China	X	X	X
AI-Wave Computing, Inc.	Philippines	X	N/A	N/A
Wave Computing (Private) Limited	Sri Lanka	X	N/A	N/A
InfiniLink Arabia Information Technology Company	Saudi Arabia	X	N/A	N/A
InfiniLink for Programming Systems	Egypt	X	N/A	N/A
Related parties represent associated companies, MIC, directors and key management personnel of the Company and entities controlled, or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Audit, Risk and Compliance Committee or the Company’s management, as applicable.
Below are the related parties which the Company has entered into transactions with:

	December 31, 2025	December 31, 2024
Related Party Name
Silicon Manufacturing Partners Pte Ltd. ("SMP")	*	Joint venture
MIC	Shareholder entity	Shareholder entity
MTIC	Shareholder entity	Shareholder entity
MDC General Services Holding Company LLC	Shareholder entity	Shareholder entity
Mamoura Holdings (US) LLC	Shareholder entity	Shareholder entity
*    As of December 31, 2024, we held a 49% interest in SMP, a joint venture with Avago Technologies International Sales Pte. Limited ("Avago Singapore"), and managed all aspects of its manufacturing operations. On January 2, 2025, GlobalFoundries Singapore acquired the remaining 51% of the shares in the share capital of SMP from Avago Singapore, thereby making SMP a wholly-owned subsidiary of GlobalFoundries. Consequently, SMP is no longer a related party as of December 31, 2025 due to this change in ownership structure.
Total amounts of $0 and $9 million due from related parties as of December 31, 2025 and 2024, respectively, have been included in receivables, prepayments and other assets (see Note 7. Receivables, Prepayments and Other Assets). Total amounts of $0 and $20 million due to related parties as of December 31, 2025 and 2024, respectively, have been included in trade and other payables (see Note 12. Trade Payables and Other Liabilities).
For the years ended December 31, 2025, 2024 and 2023, related party transactions were $0, $52 million and $61 million, respectively, primarily related to wafer purchases from SMP. For the same periods, other related party transactions totaled $2 million, $65 million and $66 million, respectively, and consisted of reimbursement and recharges of expenses, primarily related to SMP, and consulting fees. All related party transactions are included in the consolidated statements of operations.
Terms and Conditions of Transactions with Related Parties
Outstanding balances at year end are unsecured, interest free and repayable on demand, and settlement occurs in cash. The Company has not recorded any allowance relating to amounts owed by related parties for the years ended December 31, 2025 and 2024. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates. See Note 17. Issued Capital for additional related party transactions.
Compensation of Key Management Personnel
The compensation of key management personnel during the following years were as follows:

(in millions)	2025	2024	2023
Chief Executive Officer, Chief Financial Officer, Chief Business Officer, Chief Operating Officer
Short-term benefits	$10	$11	$9
Share-based payments	25	27	21
Board of Directors	15	4	3
Total	$50	$42	$33